Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Finance lease, liability	$ 1,802,526	$ 1,727,553
Current obligations related to finance leases (note 5)	228,985	129,418
Long-term obligations related to finance leases (note 5)	1,573,541	$ 1,598,135
Capital Leased Assets [Line Items]
2026	328,539
2027	396,275
2028	366,637
2029	210,732
2030	295,617
Thereafter	626,013
Lease liability payment	2,200,000
Finance Lease, Liability, Undiscounted Excess Amount	$ 421,300
Finance Lease, Weighted Average Discount Rate, Percent	6.00%	6.00%